Note 7 - Leases - Leased Assets Under Capital Leases (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Mar. 31, 2018
Capital leased assets	$ 50,586	$ 47,000
Less accumulated amortization	10,265	5,795
Net	40,321	41,205
Building [Member]
Capital leased assets	5,313	5,313
Equipment [Member]
Capital leased assets	$ 45,273	$ 41,687